EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Profit or loss [abstract]
Description of detailed information about earnings per share
The calculation of basic and diluted earnings per share is based on the following data:

From continuing operations and discontinued operation

Earnings

	2022	2021	2020
	US$’000	US$’000	US$’000
Profit (loss) for the purpose of basic profit (loss) per share
Net profit (loss) attributable to the shareholders of the Group	103,367	118,925	(38,795)
Effect of dilutive potential on ordinary shares	-	-	-
Profit (loss) for the purposes of diluted profit (loss) per share	103,367	118,925	(38,795)

Number of shares for the purpose of calculating basic and diluted profit (loss) per share

	2022	2021	2020

Weighted average number of ordinary shares for the purpose of basic profit (loss) per share	18,949,972	19,150,787	18,966,414
Effect of dilutive potential ordinary shares due to FSP share awards	-	861,168	-
Weighted average number of ordinary shares for the purpose of diluted profit loss per share	18,949,972	20,011,955	18,966,414

	US$	US$	US$
Basic profit (loss) per share	5.45	6.21	(2.05)
Diluted profit (loss) per share	5.45	5.94	(2.05)

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted profit (loss) per share:

Number of shares	-	-	650,333

Disclosure of earnings per share basic and diluted from continuing operations explanatory
Earnings

	2022	2021	2020
	US$’000	US$’000	US$’000
Profit (loss) for the purpose of basic profit (loss) per share
Net profit (loss) attributable to the s h areholders of the Group	103,367	118,925	(38,795)
Adjustments to exclude loss for the year from discontinued operation	-	3,165	6,123
Profit (loss) from continuing operations for the purpose of basic profit (loss) per share from continuing operations	103,367	122,090	(32,672)
Effect of dilutive potential ordinary share	-	-	-
Profit (loss) for the purposes of diluted profit (loss) per share from continuing operations	103,367	122,090	(32,672)

	US$	US$	US$
Basic profit (loss) per share	5.45	6.38	(1.72)
Diluted profit (loss) per share	5.45	6.10	(1.72)

Disclosure of earnings per share basic and diluted from discontinuing operations explanatory
	2022	2021	2020
	US$	US$	US$
Basic profit (loss) per share	-	0.17	0.33
Diluted profit (loss) per share	-	0.16	0.33